NATURE OF OPERATIONS AND SUMMARY OF ACCOUNTING POLICIES (Details 3) - Supplier concentration risk - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Supplier A
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Net Purchase	$ 34,561	$ 23,799	$ 50,529
Accounts payable	0	7,821	0	$ 0
Supplier B
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Net Purchase	3,821		28,371	123,878
Accounts payable	$ 715		0	0
Supplier C
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Net Purchase		10,158	19,620
Accounts payable		0	$ 0
Supplier D
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Net Purchase		9,548		92,046
Accounts payable		$ 0		34,221
Supplier E
Nature Of Operations And Summary Of Accounting Policies [Line Items]
Net Purchase				45,941
Accounts payable				$ 0